LEASES - Operating and finance leases where the Group is the lessee (Details)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Operating leases:
Operating lease liabilities - current	¥ 37,858,162	$ 5,575,905	¥ 40,043,113
Operating lease liabilities - non-current	224,397,739	33,050,215	279,534,370
Total operating lease liabilities	262,255,901		319,577,483
Operating lease right-of-use assets, net	261,659,530	38,538,284	317,903,640
Financing leases:
Finance Lease, Liability, Current	209,446,925	30,848,198	227,613,208
Financing lease liabilities - non-current	441,948,958	65,092,046	583,490,228
Total financing lease liabilities	651,395,883		811,103,436
Financing lease right-of-use assets, net	¥ 941,833,495	$ 138,717,081	¥ 1,259,713,215